Fair value of financial instruments (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended					12 Months Ended								12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Cash and Cash Equivalents [Member]	Dec. 31, 2012 Marketable Securities [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Acquisition Liability Contingent Consideration [Member]		Dec. 31, 2012 Acquisition Liability Contingent Consideration [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2012 Acquisition Liability Contingent Consideration [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2012 Acquisition Liability Contingent Consideration [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2012 Acquisition Liability Note [Member]		Dec. 31, 2012 Acquisition Liability Note [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2012 Acquisition Liability Note [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2012 Acquisition Liability Note [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2012 Acquisition Liability Warrant Consideration [Member]		Dec. 31, 2012 Acquisition Liability Warrant Consideration [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2012 Acquisition Liability Warrant Consideration [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2012 Acquisition Liability Warrant Consideration [Member] Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents	$ 2,742	$ 3,456	$ 8,184	$ 8,716			$ 2,742	$ 0	$ 0
Marketable securities	6,413	21,035	23,160				6,413	0	0
Liabilities
Business Acquisition Contingent Consideration Net	31,933						0	0		24,063	[1]	0	[1]	0	[1]	24,063	[1]	5,713	[2]	0	[2]	0	[2]	5,713	[3]	2,157	[3]	0	[3]	0	[3]	2,157	[3]
Operational Gain Loss On Fair Value Hedges Recognized In Earnings					0	0				14,009	[1]							794	[2]							9,070	[3]
Financial Gain Loss On Fair Value Hedges Recognized In Earnings					0	0				(4,834)	[1]							(880)	[2]							838	[3]
Gain (Loss) on Fair Value Hedges Recognized in Earnings					$ 0	$ 0				$ 9,175	[1]							$ (86)	[2]							$ 9,908	[3]

[1]	Acquisition liability contingent consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of clat Pharmaceuticals (Note 15). The fair value of the contingent consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, gross profit margins expected for each of the products.
[2]	Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 15).
[3]	Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date.